RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
RESTRICTED CASH
RESTRICTED CASH

5.     RESTRICTED CASH

Restricted cash represented the proceeds from specialized bank borrowings for hospital construction. Balance of current restricted cash was RMB1,387 and RMB1,060 (US$154), and noncurrent restricted cash was RMB138 and nil as of December 31, 2021 and 2022, respectively.